Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	CAPITAL WORLD GROWTH & INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000894005
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWGIX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWGBX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWGCX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWGFX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGIFX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWIAX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWIBX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWICX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWIEX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWIFX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIAX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIBX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWICX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIEX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIFX
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWIGX

CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC
Capital World Growth and Income Fund��
Investment objective
The fund's investment objective is to provide you with long-term growth of capital while providing current income.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 25 of the prospectus and on page 60 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees CAPITAL WORLD GROWTH & INCOME FUND INC	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)	Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1 USD ($)	Class R-2 USD ($)	Class R-3 USD ($)	Class R-4 USD ($)	Class R-5 USD ($)	Class R-6 USD ($)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10	10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CAPITAL WORLD GROWTH & INCOME FUND INC	Management fees	Distribution and/or service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.38%	0.24%	0.17%	0.79%
Class B	0.38%	1.00%	0.18%	1.56%
Class C	0.38%	1.00%	0.20%	1.58%
Class F-1	0.38%	0.25%	0.17%	0.80%
Class F-2	0.38%	none	0.16%	0.54%
Class 529-A	0.38%	0.21%	0.26%	0.85%
Class 529-B	0.38%	1.00%	0.27%	1.65%
Class 529-C	0.38%	1.00%	0.27%	1.65%
Class 529-E	0.38%	0.50%	0.24%	1.12%
Class 529-F-1	0.38%	none	0.26%	0.64%
Class R-1	0.38%	1.00%	0.18%	1.56%
Class R-2	0.38%	0.75%	0.43%	1.56%
Class R-3	0.38%	0.50%	0.22%	1.10%
Class R-4	0.38%	0.25%	0.17%	0.80%
Class R-5	0.38%	none	0.12%	0.50%
Class R-6	0.38%	none	0.07%	0.45%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example CAPITAL WORLD GROWTH & INCOME FUND INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	651	813	989	1,497
Class B	659	893	1,050	1,649
Class C	261	499	860	1,878
Class F-1	82	255	444	990
Class F-2	55	173	302	677
Class 529-A	677	870	1,078	1,668
Class 529-B	688	959	1,154	1,842
Class 529-C	288	559	954	2,053
Class 529-E	134	395	675	1,466
Class 529-F-1	85	244	416	904
Class R-1	159	493	850	1,856
Class R-2	159	493	850	1,856
Class R-3	112	350	606	1,340
Class R-4	82	255	444	990
Class R-5	51	160	280	628
Class R-6	46	144	252	567

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption CAPITAL WORLD GROWTH & INCOME FUND INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	159	493	850	1,649
Class C	161	499	860	1,878
Class 529-B	188	559	954	1,842
Class 529-C	188	559	954	2,053

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.
Principal investment strategies
The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S.
dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States, including those based in developing countries.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries - Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World Index to replace the
MSCI World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. The Lipper Global Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. Past investment results
(before and after taxes) are not predictive of future investment results.
Updated information on the fund's investment results can be obtained by visiting
americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calender year total returns for Class A shares

Highest/Lowest quarterly results during this period were: Highest 19.51% (quarter ended June 30, 2009) Lowest -19.29% (quarter ended December 31, 2008)
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns CAPITAL WORLD GROWTH & INCOME FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	(12.85%)	(2.11%)	6.89%	9.99%	Mar 26, 1993
Class A After Taxes on Distributions	Share class A - After taxes on distributions	(13.01%)	(2.50%)	6.30%		Mar 26, 1993
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	(7.63%)	(1.51%)	6.16%		Mar 26, 1993
Class B	Share class B (before taxes)	(12.74%)	(2.02%)	6.86%	5.43%	Mar 15, 2000
Class C	Share class C (before taxes)	(9.18%)	(1.73%)	6.64%	5.90%	Mar 15, 2001
Class F-1	Share class F-1 (before taxes)	(7.55%)	(0.94%)	7.48%	6.67%	Mar 15, 2001
Class F-2	Share class F-2 (before taxes)	(7.32%)			(1.86%)	Aug 1, 2008
Class 529-A	Share class 529-A (before taxes)	(12.91%)	(2.15%)		6.99%	Feb 15, 2002
Class 529-B	Share class 529-B (before taxes)	(12.83%)	(2.13%)		7.06%	Feb 21, 2002
Class 529-C	Share class 529-C (before taxes)	(9.23%)	(1.78%)		6.91%	Feb 22, 2002
Class 529-E	Share class 529-E (before taxes)	(7.84%)	(1.28%)		6.98%	Mar 4, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	(7.39%)	(0.79%)		9.42%	Sep 17, 2002
Class R-1	Share class R-1 (before taxes)	(8.25%)	(1.71%)		6.61%	Jun 7, 2002
Class R-2	Share classe R-2 (before taxes)	(8.24%)	(1.73%)		6.60%	Jun 7, 2002
Class R-3	Share class R-3 (before taxes)	(7.84%)	(1.26%)		7.01%	Jun 6, 2002
Class R-4	Share class R-4 (before taxes)	(7.55%)	(0.96%)		8.08%	Jun 27, 2002
Class R-5	Share class R-5 (before taxes)	(7.28%)	(0.67%)		7.33%	May 15, 2002
Class R-6	Share class R-6 (before taxes)	(7.23%)			11.81%	May 1, 2009
MSCI All Country World Index	MSCI�� All Country World Index (reflects no deductions for sales charges, account fees, expenses or taxes)	(6.86%)	(1.41%)	4.76%	6.65%	Mar 26, 1993
MSCI World Index	MSCI World Index (reflects no deductions for sales charges, account fees, expenses or taxes)	(5.02%)	(1.82%)	4.15%	6.61%	Mar 26, 1993
Lipper Global Funds Index	Lipper Global Funds Index (reflects no deductions for sales charges, account fees or taxes)	(9.96%)	(2.19%)	3.91%	6.40%	Mar 26, 1993

Class A annualized 30-day yield at November 30, 2011: 2.65% (For current yield information, please call American FundsLine® at 800/325-3590.)

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Capital World Growth and Income Fund��
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to provide you with long-term growth of capital while providing current income.
Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 25 of the prospectus and on page 60 of the fund's statement of
		additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
		fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S.
dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States, including those based in developing countries.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer
		represent relatively attractive investment opportunities.
Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries - Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits
		into your overall investment program.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World Index to replace the
MSCI World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. The Lipper Global Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. Past investment results
(before and after taxes) are not predictive of future investment results.
Updated information on the fund's investment results can be obtained by visiting
		americanfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The fund has selected the MSCI All Country World Index to replace the MSCI World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. The Lipper Global Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart, Heading	rr_BarChartHeading	Calender year total returns for Class A shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were: Highest 19.51% (quarter ended June 30, 2009) Lowest -19.29% (quarter ended December 31, 2008)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares;
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
		plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock	Class A annualized 30-day yield at November 30, 2011: 2.65% (For current yield information, please call American FundsLine® at 800/325-3590.)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Thirty Day Yield, Caption	rr_ThirtyDayYieldCaption	Class A annualized 30-day yield at November 30, 2011:
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	800/325-3590
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | MSCI All Country World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI�� All Country World Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 1993
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 1993
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Lipper Global Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Funds Index (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 1993
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	813
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,497
Annual Return 2002	rr_AnnualReturn2002	(7.15%)
Annual Return 2003	rr_AnnualReturn2003	39.07%
Annual Return 2004	rr_AnnualReturn2004	19.42%
Annual Return 2005	rr_AnnualReturn2005	14.72%
Annual Return 2006	rr_AnnualReturn2006	22.36%
Annual Return 2007	rr_AnnualReturn2007	17.53%
Annual Return 2008	rr_AnnualReturn2008	(38.38%)
Annual Return 2009	rr_AnnualReturn2009	32.25%
Annual Return 2010	rr_AnnualReturn2010	7.71%
Annual Return 2011	rr_AnnualReturn2011	(7.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.11%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 1993
Thirty Day Yield	rr_ThirtyDayYield	2.65%
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.50%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 1993
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 1993
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,050
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,649
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,649
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2000
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	677
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-2 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,668
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-A (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,842
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,842
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 21, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,053
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	675
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-E (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	904
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share classe R-2 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-3 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-4 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.96%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-5 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
CAPITAL WORLD GROWTH & INCOME FUND INC (Prospectus Summary) | CAPITAL WORLD GROWTH & INCOME FUND INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_ExchangeFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	567
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-6 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.